Accounts Receivable	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accounts Receivable
9.
Accounts receivable

As at	December 31, 2022	December 31, 2021
Trade receivables	17,558	10,865
Other receivables	5,078	—
	22,636	10,865

The Company has calculated ECLs based on lifetime expected credit losses, taking into consideration historical credit loss experience and financial factors specific to the debtors and general economic conditions. Refer to note 31 for credit risk disclosures.